Transactions with Related Parties (Details Narrative)	2 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended			10 Months Ended	11 Months Ended			12 Months Ended
	Feb. 14, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jul. 15, 2021 USD ($)	Aug. 05, 2021 EUR (€)	Aug. 31, 2024 EUR (€)	Aug. 26, 2024 USD ($)	Aug. 18, 2016 EUR (€)	Oct. 23, 2024 USD ($)	Dec. 03, 2024 USD ($)	Nov. 19, 2024 USD ($)	Dec. 03, 2020 EUR (€)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€) shares	Mar. 13, 2024 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Credit adjustment of finance cost												$ (0)	$ (0)	$ 40,000
Leases as lessee, related party transactions												353,000	349,000	341,000
Depreciation, right-of-use assets												314,000	311,000	327,000
Interest expense on lease liabilities												43,000	28,000	54,000
Payment of lease liability - principal and Interest Paid												357,000	339,000	341,000
Purchase of property, plant and equipment, classified as investing activities												105,090,000	(0)	(0)
Payment of installments												7,522,000	19,074,000	28,172,000
Consulting Fees Expense												178,000	275,000	271,000
Unpaid bonus												$ 3,589,000	362,000
Voting Rights												Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share.
consulting fees												$ 338,000	365,000	365,000
Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense							€ 200,000				€ 400,000	$ 3,425,000	$ 432,000	$ 1,172,000
Amount of one-time cash bonus																	$ 1,500,000
Goldenmare Limited [member] | Series B Preferred Shares [member]
Disclosure of transactions between related parties [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares												10,300	10,300		10,300
Voting Rights												Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.
Chairman of the Board of Directors [member]
Disclosure of transactions between related parties [line items]
Proportion Of Ownership Interests Held By Controlling Party												24.90%	24.90%	3.70%
Eolos Shipmanagement S.A [member] | Daily rate [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense			$ 1,000
Termination date of the Agreement			Dec. 03, 2024
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Annual Service Fee	$ 80,000											$ 80,000
Accrued Directors Compensation												80,000	$ 60,000
Executive Director [member]
Disclosure of transactions between related parties [line items]
Accrued Directors Compensation												1,706,000	$ 77,000
GLBS Angel [Member]
Disclosure of transactions between related parties [line items]
Vessel year built								2016
Vessel type								Kamsarmax
Vessel Capacity								81,119
Purchase of property, plant and equipment, classified as investing activities								$ 27,500,000
Payment of installments										$ 18,000,000
Vessel Delivery Date								Nov. 19, 2024
GLBS Gigi [Member]
Disclosure of transactions between related parties [line items]
Vessel year built								2014
Vessel type								dry bulk
Vessel Capacity								81,817
Purchase of property, plant and equipment, classified as investing activities								$ 26,500,000
Payment of installments									$ 17,000,000
Vessel Delivery Date								Dec. 03, 2024
Newbuilding Vessels GLBS Might-GLBS Magic [Member]
Disclosure of transactions between related parties [line items]
Amount of one-time cash bonus																$ 3,000,000
One time cash bonus payment						$ 1,500,000
Unpaid bonus												$ 1,500,000
Cyberonica S.A. [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €				€ 26,000
Lease expiration date				Aug. 04, 2024
Credit adjustment of finance cost														$ 40,000
F.G. Europe [Member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €		€ 26,000
Lease expiration date		Aug. 04, 2024
F.G. Europe | New Rental Agreement [Member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €					€ 27,500
Lease expiration date					Aug. 04, 2027
Back rent owed | €															€ 34,000